Pre-Paid Security Purchase	6 Months Ended
Dec. 31, 2024
Pre-paid security purchase [Abstract]
Pre-paid security purchase

8. Pre-paid security purchase

On December 20, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company agreed to issue and sell to Streeterville pre-paid purchases at an aggregate purchase price of up to $10,000,000 for the purchase of the Company’s common shares. Each pre-paid purchase includes an original issue discount of 7% and accrues interest at an annual rate of 8%. As consideration for Streeterville’s commitment, the Company also agreed to issue 343,053 common shares to Streeterville. As of December 31, 2024, 343,053 common shares were issued to Streeterville.

For the initial pre-paid purchase, which closed on December 20, 2024, Streeterville paid $2,000,000, creating an initial principal balance of $2,140,000. Also, $100,000 from the initial pre-paid purchase funding, and 15% of the funding from subsequent pre-paid purchases, shall be used to repay the indebtedness under the secured promissory note issued to Streeterville in June 2024 with an original principal amount of $6,470,000 (Note 10). As of December 31, 2024, pre-paid purchases amounted to $1,816,558, including principal balance of $2,140,000, interest payable of $5,237, net off $140,000 initial discount and $188,679 issuance cost for the 343,053 common shares issued.